Written Put Option - Schedule of Investments (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 07, 2021	Mar. 31, 2022	Dec. 31, 2021
Option Indexed to Issuer's Equity [Line Items]
Value of the written put options (usd per share)	$ 1.15	$ 0.92	$ 0.87
Exercise price (usd per shares)	11.50	11.50	11.50
Common stock price (usd per share)	$ 9.99	$ 8.24	$ 5.66
Expected option term (years)	5 years	4 years 8 months 4 days	4 years 11 months 8 days
Expected volatility	16.50%	22.20%	39.50%
Risk-free rate of return	1.26%	2.41%	1.25%
Expected annual dividend yield	0.00%	0.00%	0.00%
Written put options
Option Indexed to Issuer's Equity [Line Items]
Value of the written put options (usd per share)	$ 1.14		$ 4.50
Exercise price (usd per shares)	10.15		10.15
Common stock price (usd per share)	$ 9.99		$ 5.66
Expected option term (years)	3 months		2 months 4 days
Expected volatility	53.00%		66.00%
Risk-free rate of return	0.06%		0.06%
Expected annual dividend yield	0.00%		0.00%